Consolidated Interim Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets:
Cash	$ 188	$ 847,724
Other receivables – Note 4			32,180
Prepaid expenses and deposits	281,049	398,067	10,089
TOTAL CURRENT ASSETS	281,237	1,245,791	42,269
Right of Use Asset – Note 9	1,522,773	1,688,003
Equipment – Note 5	109,015	102,907
Intangible assets – Note 7	30,162	32,903
TOTAL ASSETS	1,943,187	3,069,604	42,269
CURRENT LIABILITIES:
Accounts payable and accrued liabilities – Note 8	525,384	449,952	117,199
Payroll liabilities	25,543	149,148
Other payable – Note 4	8,636	19,334
Notes payable		69,605
Deposits received	73,902	76,545
Lease liability, current portion – Note 9	187,834	183,913
TOTAL CURRENT LIABILITIES	1,698,480	1,450,894	263,601
NON-CURRENT LIABILITIES
Lease Liability obligation, long term – Note 9	1,420,096	1,559,818
TOTAL NON-CURRENT LIABILITIES	1,420,096	1,559,818
TOTAL LIABILITIES	3,118,576	3,010,712	263,601
STOCKHOLDERS’ DEFICIT
Common Stock – Note 11 Par Value: $0.0001 Authorized 500,000,000 shares Common Stock Issued: 296,037,813 (Dec 31, 2023 – 296,037,813)	29,604	29,604	7,940
Additional Paid In Capital	3,586,468	3,438,273
Accumulated Deficit	(4,809,664)	(3,359,757)	(224,419)
Other Accumulated Comprehensive Gain (Loss)	18,203	(49,228)	(4,853)
TOTAL STOCKHOLDERS’ DEFICIT	(1,175,389)	58,892	(221,332)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	1,943,187	3,069,604	42,269
Related Party [Member]
CURRENT LIABILITIES:
Amounts due to related parties – Note 12	784,055	502,397	$ 146,402
Notes payable	21,901
Nonrelated Party [Member]
CURRENT LIABILITIES:
Notes payable	$ 71,225	$ 69,605